Subsequent event	9 Months Ended
Sep. 30, 2024
Subsequent event

9.	Subsequent event

The Group has evaluated subsequent events to the balance sheet date of September 30, 2024 through October 30, 2024, the date of issuance of the unaudited combined and condensed consolidated financial statements, and there were no subsequent events which have occurred requiring recognition or disclosure in the Group’s unaudited combined and condensed consolidated financial statements.